Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	25,062,962	24,495,651
Common stock, shares outstanding	25,062,962	24,495,651
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, no par value
Redeemable convertible preferred stock, shares authorized			14,055,851
Redeemable convertible preferred stock, shares issued			14,055,851
Redeemable convertible preferred stock, shares outstanding			14,055,851
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, no par value
Redeemable convertible preferred stock, shares authorized			2,441,009
Redeemable convertible preferred stock, shares issued			2,441,009
Redeemable convertible preferred stock, shares outstanding			2,441,009
Common Stock, No Par Value
Common stock, shares authorized			100,000,000
Common stock, shares issued			20,125,063
Common stock, shares outstanding			4,792,347
Common stock, par value